Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Expense Categories

The following tables present the significant expense categories reviewed by the CODM:

	For the Three Months Ended June 30,
	2026	2025
Research and Development
Personnel	$265,815	$137,609
Clinical and preclinical activities	230,875	5,662
Other	6,330	3,630
Total research and development	503,020	146,901

General and Administrative
Professional services	2,819,556	268,640
Personnel	244,065	116,922
Corporate expenses	182,260	66,262
Facility costs	39,600	37,501
Total general and administrative	3,285,481	489,325

Other Segment (Income) Expenses	(16,493)	19,717

Net Loss	$3,772,008	$655,943

	For the Six Months Ended June 30,
	2026	2025
Research and Development
Personnel	$428,599	$280,233
Clinical and preclinical activities	246,608	29,112
Other	9,960	7,260
Total research and development	685,167	316,605

General and Administrative
Professional services	3,247,071	470,128
Personnel	390,905	189,049
Corporate expenses	274,333	126,794
Facility costs	76,617	75,100
Total general and administrative	3,988,926	861,071

Other Segment Expenses	21,206	17,884

Net Loss	$4,695,299	$1,195,560

The following tables present the significant expense categories reviewed by the CODM:

	For the Years Ended December 31,
	2025	2024
Research and Development
Personnel	$1,158,074	$1,793,458
Clinical and preclinical activities	82,016	262,833
Other	15,176	47,075
Total research and development	1,255,266	2,103,366

General and Administrative
Personnel	1,084,329	510,396
Professional services	898,044	754,503
Corporate expenses	378,341	499,017
Facility costs	151,756	153,238
Total general and administrative	2,512,470	1,917,154
Other Segment Expenses	79,901	834,885

Net Loss	$3,847,637	$4,855,405